Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 157,814	$ 159,467
Restricted cash	17,284	9,979
Total cash and cash equivalents and restricted cash	$ 175,098	$ 169,446	$ 30,728	$ 30,402